Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities
Net Income	$ 26,842	$ 27,495	$ 51,761	$ 46,345
Adjustments to reconcile net income to net cash provided by operating activities
Unrealized loss on non-designated derivative instruments	1,581	(3,195)	2,028	1,056
Depreciation and amortization	33,349	32,190	66,790	64,021
Payment of drydocking costs			(9,929)	(4,327)
Profit from sale of vessel	0	(4,941)	0	(4,941)
Share-based compensation expense			468	609
Amortization of deferred financing costs			1,692	1,937
Share of results of equity method investments	(4,687)	(5,993)	(9,077)	(11,296)	$ (20,607)
Deferred taxes			1,393	0
Repayments under operating lease obligations			(320)	0
Other unrealized foreign exchange gain			(805)	(133)
Changes in operating assets and liabilities
Accounts receivable			15,452	(5,258)
Insurance claims receivables			(3,243)	(3,751)
Bunkers and lubricant oils			(3,600)	(2,147)
Accrued income and prepaid expenses and other current assets			(5,811)	(1,355)
Accounts payable, accrued interest, accrued expenses and other liabilities			1,586	1,260
Amounts due to/(from) related parties			8,124	(10,748)
Net cash provided by operating activities			116,509	71,272
Cash flows from investing activities
Additions to vessels and equipment			0	(191,727)
Contributions to equity method investments			(24,003)	(9,000)
Distributions from equity method investments			14,650	16,934
Purchase of other property, plant and equipment and intangibles			0	(129)
Net proceeds from sale of vessel			0	20,720
Insurance recoveries			1,011	2,601
Net cash used in investing activities			(8,342)	(160,601)
Cash flows from financing activities
Proceeds from secured term loan facilities and revolving credit facilities			0	323,561
Direct financing cost of secured term loan and revolving credit facilities			0	(3,548)
Repurchase of share capital			(53,587)	(44,594)
Repayment of secured term loan facilities and revolving credit facilities			(66,203)	(183,299)
Repayment of refinancing of vessel to related parties			(3,255)	(3,439)
Cash received from non-controlling interest			0	27,266
Dividends paid			(7,312)	0
Net cash (used in)/provided by financing activities			(130,357)	115,947
Effect of exchange rate changes on cash, cash equivalents and restricted cash			2,404	574
Net increase in cash, cash equivalents and restricted cash			(19,786)	27,192
Cash, cash equivalents and restricted cash at beginning of year	138,456	180,386	138,456	180,386	158,242	$ 153,194
Cash, cash equivalents and restricted cash at end of year	$ 138,456	$ 180,386	138,456	180,386	$ 158,242
Supplemental Information
Total interest paid during the period, net of amounts capitalized			28,112	26,236
Total tax paid during the period			$ 716	$ 1,004